SHARE-BASED COMPENSATION PROGRAMS (Tables)	9 Months Ended
Sep. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Compensation Costs

Compensation costs for the nine months ended September 30, 2018 and 2017 for share-based payment arrangements as further described herein are as follows:

	Nine Months Ended September 30,
	2018	2017
	(in millions)
Performance Shares(1)	$14.1	$42.9
Stock Options	1.4	1.2
Restricted Stock Unit Awards(2)	29.6	26.9
Other Compensation Plans(3)	2.4	2.4

Total Compensation Expenses	$47.5	$73.4

(1)

Reflects change to performance share retirement rules. Specifically, individuals who retire at any time after the grant date will continue to vest in their 2017 performance shares while individuals who retire prior to March 1, 2019 will forfeit all 2018 performance shares.

(2)	Reflects a $10.9 million adjustment for awards with graded vesting, service-only conditions from the graded to the straight-line attribution method.
(3)	Includes Stock Appreciation Rights and Employee Stock Purchase Plans.